Summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2018
Office premises
Useful lives	47 to 51 years
Leasehold improvements
Useful lives	over terms of the leases or the useful lives whichever is less
Furniture, fixtures and office equipment
Useful lives	3 to 5 years
Motor Vehicles
Useful lives	4 years
Testing Equipment
Useful lives	3 years
ZHEJIANG TIANLAN Land Use Right
Useful lives	Over terms of the leases
ZHEJIANG TIANLAN Office Premises
Useful lives	47-50 years, with 5% residual value
ZHEJIANG TIANLAN Leasehold improvements
Useful lives	over terms of the leases or the useful lives whichever is less, with 5% residual value
ZHEJIANG TIANLAN Plant and machineries
Useful lives	5 to 10 years, with 5% residual value
ZHEJIANG TIANLAN Furniture, fixtures and office equipment
Useful lives	3 to 5 years, with 5% residual value
ZHEJIANG TIANLAN Motor vehicles
Useful lives	1 to 8 years, with 5% residual value